Convertible Notes Payable (Details Narrative) (USD $)	9 Months Ended			0 Months Ended				0 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 08, 2011 March 2011 Notes (10% secured convertible promissory notes) N	Mar. 29, 2011 March 2011 Notes (10% secured convertible promissory notes)	Nov. 30, 2011 September2011NotesMember	Mar. 22, 2012 September2011NotesMember	Jun. 28, 2012 June 2012 Convertible Notes (10% convertible promissory notes)	Sep. 30, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Mar. 13, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Jun. 13, 2012 June 2012 Working Capital Notes (10% promissory note)	Apr. 18, 2012 April 2012 Working Capital Notes (10% senior convertible promissory note)	Feb. 24, 2012 February 2012 Notes (10% secured convertible promissory note)
Short-term Debt [Line Items]
Aggregate amount of convertible promissory notes	$ 1,227,743		$ 2,050,000		$ 2,250,000		$ 500,000	$ 455,274		$ 1,000,000	$ 200,000	$ 250,000	$ 1,700,000
Common stock issued to notes payable holders					112,500	1,018,356
Aggregate amount interest					129,000			580,768
Common stock issued to notes payable holders under piggyback registration rights					112,500
Additional penalty on any unpaid amount for each 30 day period (in percent)					2.00%
Maximum aggregate interest rate (in percent)					20.00%
Repayments of convertible promissory notes	$ 2,550,000			$ 200,000					$ 125,000
Number of note holders to payment made				1